Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 423,211	$ 512,599	$ 359,188
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	208,397	214,931	205,014
Non-cash impairments	12,970	0	1,432
Amortization of debt discount and issuance costs	33,701	32,294	42,318
Share-based compensation expense	49,507	38,391	40,936
Deferred tax benefit	(9,603)	(5,288)	(6,706)
Loss (gain) on marketable securities	6,230	6,550	(1,992)
Gain on sale of investment	0	(36,086)	(121,813)
Other items, net including fair value changes in derivatives	22,732	5,622	11,696
Net changes in operating assets and liabilities:
Accounts receivable	15,451	(7,402)	(14,711)
Inventories	(61,950)	(81,803)	(107,573)
Prepaid expenses and other current assets	58,999	13,918	1,061
Other long-term assets	(2,025)	1,400	316
Accounts payable	(1,756)	(5,975)	8,442
Accrued and other current liabilities	(17,837)	(71,681)	(22,141)
Income taxes	(21,894)	(12,832)	4,682
Other long-term liabilities	(869)	34,363	57,657
Net cash provided by operating activities	715,264	639,001	457,806
Cash flows from investing activities:
Purchases of property, plant and equipment	(129,224)	(189,904)	(132,787)
Purchases of intangible assets	(20,112)	(16,630)	(171,450)
Payments for (Proceeds from) Investments	(1,156)	(2,645)	25,638
Cash paid for acquisitions, net of cash acquired	(63,651)	0	(239,572)
Purchases of short-term investments	(1,385,929)	(397,650)	(49,770)
Proceeds from redemptions of short-term investments	883,083	359,560	181,223
Proceeds from divestiture	0	0	1,845
Cash (paid) received for collateral asset	(9,881)	44,900	(53,417)
Other investing activities	107	(57)	(4,991)
Net cash used in investing activities	(726,763)	(202,426)	(443,281)
Cash flows from financing activities:
Proceeds from short-term debt	0	0	59,345
Repayment of short-term debt	0	0	(58,705)
Proceeds from long-term debt, net of issuance costs	371,452	0	497,646
Repayment of long-term debt	(480,003)	(41,345)	(296,400)
Payment for termination of warrants	0	0	(174,627)
Payment of intrinsic value of cash convertible notes	0	0	(237,438)
Proceeds from exercise of call option related to cash convertible notes	0	0	239,836
Purchase of treasury shares	0	(99,987)	(63,995)
Proceeds from issuance of common shares	121	7,919	7,662
Tax withholding related to vesting of stock awards	(25,357)	(23,574)	(13,841)
Cash paid for contingent consideration	(4,572)	0	0
Cash received for collateral liability	12,556	8,600	0
Other financing activities	0	(1,979)	(9,610)
Net cash used in financing activities	(125,803)	(150,366)	(50,127)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,545)	(3,677)	4,196
Net (decrease) increase in cash, cash equivalents and restricted cash	(149,847)	282,532	(31,406)
Cash, cash equivalents and restricted cash, beginning of period	880,516	597,984	629,390
Cash, cash equivalents and restricted cash, end of period	730,669	880,516	597,984
Supplemental cash flow disclosures:
Cash paid for interest	23,208	21,588	25,351
Cash paid for income taxes, net of refunds	98,565	102,083	42,572
Supplemental disclosure of non-cash investing activities:
Equity securities acquired in non-monetary exchange	1,475	35,705	122,368
Intangible asset received in exchange for note receivable	$ 0	$ 14,989	$ 0